Note 3 - Advances for Vessels Under Construction	6 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Advances for Vessel Under Construction [Text Block]

3.  Advances for Vessels under Construction

During the six-month period ended June 30, 2025, two newbuilding vessels were delivered to the Company. The total cost of their construction amounting to $94,440,687 was transferred to “Vessels, net” in the unaudited condensed consolidated balance sheet upon their delivery from the shipyard (please refer to Note 4). Advances for vessels under construction as of June 30, 2025 mainly represent progress payments according to the agreements entered into with the shipyard in June 2024 for the construction of two eco-design fuel efficient intermediate containerships, as well as capitalized interest and legal and other costs related to the construction. See Note 9 for the outstanding commitments to the shipyard. The amounts in the accompanying unaudited condensed consolidated balance sheets are as follows:

Costs
Balance, January 1, 2025	56,924,663
Advances for vessels under construction, capitalized interest and other costs	55,608,254
Transfer to “Vessels, net” (refer Note 4)	(94,440,687)
Balance, June 30, 2025	18,092,230